Commitments and Contingencies - Additional Information - Odebrecht (Details) - USD ($) $ in Millions	1 Months Ended
	Oct. 31, 2014	Sep. 30, 2017	Dec. 31, 2015
Odebrecht Oil And Gas Sa
Loss Contingencies [Line Items]
Percentage of interest in joint venture arrangement	50.00%
Odebrecht Oil And Gas Sa
Loss Contingencies [Line Items]
Percentage of interest in joint venture arrangement	50.00%
Operating lease arrangement period, lessor	12 years
Estimated cost of project	$ 1,000.0
Payments made towards the commitment		$ 908.8
Payments due in the remainder of 2017		95.9
Secured long-term debt financing			$ 804.0
Undrawn borrowings		$ 87.1